Note 21 - Advertising Expenses	12 Months Ended
Mar. 31, 2014
Other Income and Expenses [Abstract]
Other Income and Other Expense Disclosure [Text Block]
21.	ADVERTISING EXPENSES

Advertising expenses incurred during the years ended March 31, 2012, 2013 and 2014 related primarily to advertisements in magazines, journals and newspapers and amounted to ¥563,051 thousand, ¥671,260 thousand and ¥656,890  thousand ($6,379  thousand), respectively.